BIOLOGICAL ASSETS (Details Textual) ha in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ha	Dec. 31, 2023 USD ($) ha	Dec. 31, 2022 USD ($)
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce | ha	19,600	(19,700)
Gains (losses) on change in fair value less costs to sell of biological assets for current period	$ 159,021	$ 264,477	$ 12,932
Description of nature of activities of biological assets	total surface of 1.67 million hectares of which 935 thousand hectares are used for forestry planting, 482 thousand hectares are native forest, 112 thousand hectares are used for other purposes and 137 thousand hectares not yet planted.
Cost of sales	$ 4,634,149	$ 4,744,095	4,274,496
Area of forest plantations affected by fire | ha		47
Recover from catastrophic event | ha		12
Forest fires loss net of insurance compensation	2,841,000	$ 17,191,000
Percentage of loss from catastrophes net of insurance compensation		3.20%
Subsequent Event [member]
Disclosure Of Biological Assets [Line Items]
Cost of sales	$ 290,470	$ 344,991	$ 309,670
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	8.30%
Argentina
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	22.60%
Chile
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.40%
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	9.00%